RELATED PARTY TRANSACTIONS - Revenue and Prepayments and other current assets (Details) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended			36 Months Ended
	Mar. 11, 2024	Jan. 01, 2023	May 13, 2022	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Receipts in advance				$ 42,797	$ 42,797	$ 50,430		$ 42,797
Interest income					$ 22,289	$ 9,204	$ 12,188
Maximum
RELATED PARTY TRANSACTIONS
Interest rate on loan					4.50%	4.50%	4.50%
Minimum
RELATED PARTY TRANSACTIONS
Interest rate on loan								3.65%
Related party
RELATED PARTY TRANSACTIONS
Accounts Receivable				107,816	$ 107,816	$ 22,430		$ 107,816
Receipts in advance				150	150	1		150
Contract with customer, asset, after allowance for credit loss				929	929	0		929
Expected credit losses					2,188
Cash receipts by related parties on behalf of the Group					0	3,695	$ 0
Allowance for prepayments and other current assets				1,113	1,113			1,113
Salary and other expenses paid on behalf of related party					24,070	4,022	244
Term of loan			1 year
Interest income					13,661	122	24
Related party | Adjusted balance
RELATED PARTY TRANSACTIONS
Allowance for prepayments and other current assets				286	286			286
Related party | General and administrative expenses
RELATED PARTY TRANSACTIONS
Prepayments and other current assets		$ 267
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchase cost					24,070	4,022	244
Related party | Salary and other expenses | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				21,681	21,681	4,271		21,681
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Total principal amount	$ 354,000
Recognized interest income					13,415
Interest included in loan receivable				269,539	269,539			269,539
Term of loan	5 years
Loans to related parties					261,647
Interest rate on loan	6.95%
Interest income					13,661	122	24
Related party | Unsecured short term loan to a related party
RELATED PARTY TRANSACTIONS
Loans to related parties					556	1,227	2,310
Amount received from related party					140
Interest income					131	122	24
Related party | Unsecured short term loan to a related party | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				3,348	3,348	3,010		3,348
Related party | pertaining to purchase of vehicles, auto parts and peripheral products | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				33,204	33,204	21,404		33,204
Related party | Purchase of equipment
RELATED PARTY TRANSACTIONS
Purchase cost					0	2,706
Related party | Short-term lease | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount receivable from related party included in prepayments and other current assets				5	5	82		5
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues					24,358	12,573	8,344
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues					18,162	3,432	$ 23
Accounts Receivable				107,816	107,816	$ 22,430		107,816
Subsidiary | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Interest included in loan receivable				15,677	$ 15,677			$ 15,677
Interest income				$ 115